BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narratives (Details)				3 Months Ended		6 Months Ended			12 Months Ended
	Apr. 17, 2026	Mar. 26, 2026	Jan. 15, 2026	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) segment $ / shares shares	Jun. 30, 2026 USD ($) $ / shares ₨ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment $ / shares	Dec. 31, 2024 USD ($) $ / shares	Jul. 12, 2024 $ / shares
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation				$ 35,586	$ 84,188	$ 76,660		$ 137,523	$ 250,577	$ 258,655
Loss on extinguishment of debt and vendor payable				(28,029)	(825,067)	(28,029)		(3,331,474)	(3,010,366)	(1,645,443)
Provision for expected credit loss						769,021		254,305	1,275,940	187,633
Revenues				9,794,419	7,885,201	$ 17,439,822		16,139,557	$ 33,072,261	21,078,971
Number of operating segments | segment						5			4
Number of reportable segments | segment						5			4
Finished Goods				110,000		$ 110,000	$ 110,000		$ 118,000
Investment in equity securities receivable				$ 33,726,399		$ 33,726,399	$ 33,726,399
Fair value per restricted share | (per share)						$ 0.21	$ 19.96
Equity security remaining contractual restriction period				6 months		6 months	6 months
Unrealized gain on investment				$ 2,312,820		$ 2,312,820
Number of shares disposed | shares						0
Impairment of goodwill				0	0	$ 0		0		1,568,309
Loss on impairment of intangible assets				322,616	0	322,616		0
Change in fair value of convertible debt				$ 443,000,000	511,000,000	$ 547,000		830,000	$ (2,146,000)	$ 1,708,000
Reverse stock split	0.03125	0.03125
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Discontinued operations
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues									$ 33,072,261	$ 21,078,971
Number of shares received upon exchange | shares				160,000,000		160,000,000	160,000,000
Previously reported
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Loss on extinguishment of debt and vendor payable					(1,599,285)			(4,105,692)
Revenues					8,511,491			17,499,834
revision adjustments
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Increase in selling, general and administrative expense								254,000
Depreciation								4,500
Cost of revenue								55,000
Changes in fair value								1,543,000
Loss on extinguishment of debt and vendor payable					774,218			774,218
Provision for expected credit loss								254,000
Revenues					150,600			150,600
Additional accrued expenses								138,000
Corporate, Defense and Strategic Assets
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation									$ 25,670	41,879
Revenues										$ 139,774
Others
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation					$ 6,381	$ 662		$ 6,381
Revenues				$ 182,410		182,410
Unrealized gain on investment				$ 2,312,820		2,312,820
Minimum
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reverse stock split			0.20
Maximum
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reverse stock split			0.02
Maximum | Others
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues						$ 200,000